CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue (Note D)	$ 60,530	$ 57,350	$ 55,179
Cost	27,842	25,865	24,314
Gross profit	32,687	31,486	30,865
Expense and other (income)
Selling, general and administrative	18,609	18,745	20,561
Research, development and engineering (Note G)	6,567	6,488	6,262
Intellectual property and custom development income	(663)	(612)	(620)
Other (income) and expense (Note A)	5,803	873	802
Interest expense (Note P&T)	1,216	1,155	1,288
Total expense and other (income)	31,531	26,649	28,293
Income from continuing operations before income taxes	1,156	4,837	2,572
Provision for/(benefit from) income taxes (Note H)	(626)	124	(1,360)
Income from continuing operations	1,783	4,712	3,932
Income/(loss) from discontinued operations, net of tax (Note C)	(143)	1,030	1,658
Net income	$ 1,639	$ 5,743	$ 5,590
Assuming dilution
Continuing operations (in dollars per share) (Note I)	$ 1.95	$ 5.21	$ 4.38
Discontinued operations (in dollars per share) (Note I)	(0.16)	1.14	1.85
Total (in dollars per share) (Note I)	1.80	6.35	6.23
Basic
Continuing operations (in dollars per share) (Note I)	1.97	5.26	4.42
Discontinued operations (in dollars per share) (Note I)	(0.16)	1.15	1.86
Total (in dollars per share) (Note I)	$ 1.82	$ 6.41	$ 6.28
Weighted-average number of common shares outstanding
Assuming dilution (in shares)	912,269,062	904,641,001	896,563,971
Basic (in shares)	902,664,190	895,990,771	890,348,679
Services
Revenue (Note D)	$ 30,206	$ 29,225	$ 27,626
Cost	21,062	19,147	17,689
Sales
Revenue (Note D)	29,673	27,346	26,569
Cost	6,374	6,184	6,048
Financing.
Revenue (Note D)	651	780	984
Cost	$ 406	$ 534	$ 577